JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES - 63.9%
Angola - 1.2%
Republic of Angola
9.50%, 11/12/2025(a)		1,100	1,212
8.00%, 11/26/2029(b)		3,610	3,729
9.38%, 5/8/2048(a)		2,806	2,934

			7,875

Argentina - 1.2%
Argentine Republic
1.00%, 7/9/2029		415	159
0.50%, 7/9/2030(c)		5,717	2,070
1.13%, 7/9/2035(c)		10,490	3,393
2.00%, 1/9/2038(c)		1,979	779
2.50%, 7/9/2041(c)		4,050	1,512

			7,913

Armenia - 0.4%
Republic of Armenia
3.60%, 2/2/2031(b)		2,400	2,281

Azerbaijan - 0.1%
Republic of Azerbaijan
3.50%, 9/1/2032(a)		500	519

Bahrain - 2.0%
Kingdom of Bahrain
6.13%, 8/1/2023(a)		500	534
7.00%, 1/26/2026(a)		5,200	5,820
7.00%, 10/12/2028(a)		1,010	1,120
6.75%, 9/20/2029(a)		3,094	3,349
5.45%, 9/16/2032(a)		1,150	1,127
6.00%, 9/19/2044(a)		650	608
7.50%, 9/20/2047(a)		600	635

			13,193

Belarus - 0.2%
Republic of Belarus
6.88%, 2/28/2023(a)		450	452
6.38%, 2/24/2031(b)		1,158	1,024

			1,476

Benin - 0.4%
Benin Government Bond
6.88%, 1/19/2052(b)	EUR	1,963	2,392

Bermuda - 0.3%
Bermuda Government Bond
4.85%, 2/6/2024(a)		643	706
3.72%, 1/25/2027(a)		250	272
2.38%, 8/20/2030(b)		524	526
3.38%, 8/20/2050(b)		612	628

			2,132

Brazil - 2.9%
Federative Republic of Brazil
2.88%, 6/6/2025		760	785
3.88%, 6/12/2030		640	646
5.63%, 1/7/2041		2,700	2,904
4.75%, 1/14/2050		350	336
Notas do Tesouro Nacional
6.00%, 8/15/2028	BRL	15,000	11,515
6.00%, 8/15/2050	BRL	3,000	2,577

			18,763

Colombia - 1.2%
Republic of Colombia
4.50%, 3/15/2029		1,750	1,898
3.13%, 4/15/2031		700	685
5.00%, 6/15/2045		4,691	4,888
4.13%, 5/15/2051		613	572

			8,043

Costa Rica - 0.7%
Republic of Costa Rica
4.25%, 1/26/2023(a)		450	458
6.13%, 2/19/2031(a)		1,300	1,384
5.63%, 4/30/2043(a)		2,850	2,679

			4,521

Dominican Republic - 3.9%
Dominican Republic Government Bond
6.88%, 1/29/2026(a)		5,250	6,047
4.50%, 1/30/2030(b)		4,400	4,504
4.50%, 1/30/2030(a)		250	256
4.88%, 9/23/2032(b)		4,520	4,689
5.30%, 1/21/2041(b)		739	750
6.50%, 2/15/2048(a)		200	219
6.40%, 6/5/2049(a)		3,270	3,555
6.40%, 6/5/2049(b)		2,040	2,218
5.88%, 1/30/2060(b)		3,210	3,234

			25,472

Ecuador - 1.7%
Republic of Ecuador
Zero Coupon, 7/31/2030(b)		429	237
5.00%, 7/31/2030(a)(c)		1,523	1,336
5.00%, 7/31/2030(b)(c)		3,627	3,183
1.00%, 7/31/2035(b)(c)		2,075	1,442
0.50%, 7/31/2040(b)(c)		8,198	5,083

			11,281

Egypt - 4.3%
Arab Republic of Egypt
14.31%, 10/13/2023	EGP	21,000	1,337
5.88%, 6/11/2025(a)		500	531
3.88%, 2/16/2026(b)		1,912	1,865
14.48%, 4/6/2026	EGP	26,000	1,621
7.50%, 1/31/2027(a)		3,450	3,817
6.59%, 2/21/2028(a)		3,000	3,134
5.88%, 2/16/2031(b)		1,301	1,251
7.05%, 1/15/2032(b)		2,640	2,688
8.50%, 1/31/2047(a)		933	966
8.88%, 5/29/2050(a)		8,800	9,368
8.15%, 11/20/2059(b)		1,250	1,235

			27,813

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
El Salvador - 0.8%
Republic of El Salvador
7.75%, 1/24/2023(a)		75	73
5.88%, 1/30/2025(a)		620	557
8.63%, 2/28/2029(a)		1,370	1,288
7.63%, 2/1/2041(a)		2,100	1,765
7.12%, 1/20/2050(a)		1,023	831
9.50%, 7/15/2052(b)		515	484

			4,998

Ethiopia - 0.4%
Federal Democratic Republic of Ethiopia
6.63%, 12/11/2024(a)		3,067	2,721

Gabon - 0.5%
Gabonese Republic
6.38%, 12/12/2024(a)		359	380
6.95%, 6/16/2025(a)		1,902	2,061
6.63%, 2/6/2031(b)		500	501

			2,942

Ghana - 1.3%
Republic of Ghana
7.63%, 5/16/2029(a)		3,150	3,146
10.75%, 10/14/2030(a)		770	959
8.13%, 3/26/2032(a)		2,100	2,097
8.63%, 6/16/2049(a)		2,550	2,413

			8,615

Guatemala - 0.8%
Republic of Guatemala
4.90%, 6/1/2030(b)		2,100	2,341
5.38%, 4/24/2032(b)		900	1,032
6.13%, 6/1/2050(b)		1,650	1,972

			5,345

Honduras - 0.0%(d)
Republic of Honduras
5.63%, 6/24/2030(b)		280	293

Indonesia - 0.5%
Republic of Indonesia
4.20%, 10/15/2050		2,900	3,297

Iraq - 0.9%
Republic of Iraq
5.80%, 1/15/2028(a)		5,931	5,652

Ivory Coast - 1.4%
Republic of Cote d’Ivoire
4.88%, 1/30/2032(b)	EUR	308	368
6.13%, 6/15/2033(a)		1,289	1,390
6.88%, 10/17/2040(a)	EUR	4,850	6,355
6.63%, 3/22/2048(a)	EUR	650	819

			8,932

Jamaica - 1.0%
Jamaica Government Bond
6.75%, 4/28/2028		2,750	3,210
8.00%, 3/15/2039		961	1,346
7.88%, 7/28/2045		1,605	2,239

			6,795

Jordan - 0.9%
Hashemite Kingdom of Jordan
5.85%, 7/7/2030(b)		5,470	5,648

Kazakhstan - 1.2%
Republic of Kazakhstan
Zero Coupon, 1/20/2022‡(b)	KZT	999,677	2,206
Zero Coupon, 1/20/2022(b)	KZT	520,000	1,147
1.50%, 9/30/2034(a)	EUR	3,500	4,177

			7,530

Kenya - 1.8%
Republic of Kenya
6.88%, 6/24/2024(a)		2,950	3,230
8.00%, 5/22/2032(a)		1,050	1,183
6.30%, 1/23/2034(b)		2,862	2,891
8.25%, 2/28/2048(a)		3,750	4,134

			11,438

Lebanon - 0.2%
Lebanese Republic
6.38%, 3/9/2020(e)		3,165	380
6.15%, 6/19/2020(e)		1,450	173
6.85%, 3/23/2027(a)(e)		5,000	600
6.65%, 2/26/2030(a)(e)		708	83

			1,236

Malaysia - 0.2%
1MDB Global Investments Ltd.
4.40%, 3/9/2023(a)		1,400	1,404

Mexico - 3.1%
Mex Bonos Desarr Fix Rt
10.00%, 11/20/2036	MXN	77,586	4,868
7.75%, 11/13/2042	MXN	111,360	5,689
United Mexican States
4.50%, 4/22/2029		1,250	1,418
4.75%, 3/8/2044		250	276
5.55%, 1/21/2045		1,350	1,643
4.60%, 2/10/2048		750	808
3.77%, 5/24/2061		3,548	3,314
3.75%, 4/19/2071		1,653	1,515
5.75%, 10/12/2110		400	480

			20,011

Morocco - 0.7%
Kingdom of Morocco
1.50%, 11/27/2031(a)	EUR	1,400	1,567
3.00%, 12/15/2032(b)		693	674
5.50%, 12/11/2042(a)		1,382	1,583
4.00%, 12/15/2050(b)		456	427

			4,251

Mozambique - 0.1%
Republic of Mozambique
5.00%, 9/15/2031(b)(c)		700	596

Nigeria - 2.2%
Federal Republic of Nigeria
7.63%, 11/21/2025(a)		3,350	3,759
6.50%, 11/28/2027(a)		1,000	1,059

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
7.14%, 2/23/2030(a)		300	315
7.88%, 2/16/2032(a)		5,064	5,411
7.70%, 2/23/2038(a)		1,300	1,331
7.63%, 11/28/2047(a)		2,300	2,308

			14,183

Oman - 2.3%
Sultanate of Oman Government Bond
4.88%, 2/1/2025(b)		4,807	5,018
5.38%, 3/8/2027(a)		3,544	3,719
6.00%, 8/1/2029(a)		209	222
6.25%, 1/25/2031(b)		2,750	2,967
6.75%, 1/17/2048(a)		2,722	2,737
7.00%, 1/25/2051(b)		513	529

			15,192

Pakistan - 1.8%
Islamic Republic of Pakistan
6.00%, 4/8/2026(b)		3,459	3,477
7.38%, 4/8/2031(b)		4,073	4,083
8.88%, 4/8/2051(b)		4,240	4,368

			11,928

Panama - 0.8%
Republic of Panama
4.50%, 4/1/2056		1,080	1,230
3.87%, 7/23/2060		4,050	4,171

			5,401

Paraguay - 1.2%
Republic of Paraguay
2.74%, 1/29/2033(b)		769	749
6.10%, 8/11/2044(a)		1,368	1,704
5.40%, 3/30/2050(b)		4,325	5,088

			7,541

Peru - 0.2%
Republic of Peru
5.94%, 2/12/2029(b)	PEN	670	172
5.63%, 11/18/2050		700	946

			1,118

Philippines - 1.0%
Republic of Philippines
3.70%, 2/2/2042		1,450	1,578
2.95%, 5/5/2045		4,650	4,575

			6,153

Romania - 2.0%
Romania Government Bond
3.62%, 5/26/2030(b)	EUR	1,650	2,260
2.63%, 12/2/2040(b)	EUR	1,454	1,690
2.88%, 4/13/2042(b)	EUR	1,755	2,053
4.63%, 4/3/2049(a)	EUR	4,689	6,931

			12,934

Russia - 1.0%
Russian Federation
12.75%, 6/24/2028(a)		2,550	4,280
5.10%, 3/28/2035(a)		2,000	2,405

			6,685

Saudi Arabia - 1.2%
Kingdom of Saudi Arabia
4.38%, 4/16/2029(a)		850	986
2.25%, 2/2/2033(b)		1,502	1,474
5.00%, 4/17/2049(a)		400	507
4.50%, 4/22/2060(b)		1,200	1,458
3.45%, 2/2/2061(b)		1,980	1,985
3.45%, 2/2/2061(a)		1,650	1,654

			8,064

Senegal - 0.6%
Republic of Senegal
5.38%, 6/8/2037(b)	EUR	961	1,139
6.75%, 3/13/2048(a)		2,650	2,707

			3,846

Serbia - 1.2%
Republic of Serbia
1.50%, 6/26/2029(b)	EUR	4,050	4,868
2.13%, 12/1/2030(b)		1,288	1,225
1.65%, 3/3/2033(b)	EUR	1,375	1,605

			7,698

South Africa - 3.0%
Republic of South Africa
4.88%, 4/14/2026		2,200	2,392
2.60%, 3/31/2028	ZAR	89,276	5,893
4.85%, 9/30/2029		4,750	5,017
5.00%, 10/12/2046		1,150	1,087
5.75%, 9/30/2049		4,960	5,040

			19,429

Sri Lanka - 1.3%
Democratic Socialist Republic of Sri Lanka
5.75%, 4/18/2023(a)		2,050	1,492
6.85%, 3/14/2024(a)		1,300	847
6.35%, 6/28/2024(b)		520	339
6.85%, 11/3/2025(a)		1,700	1,086
6.20%, 5/11/2027(a)		2,350	1,446
6.75%, 4/18/2028(a)		458	281
7.85%, 3/14/2029(a)		4,560	2,799

			8,290

Trinidad and Tobago - 0.2%
Republic of Trinidad and Tobago
4.50%, 6/26/2030(b)		1,530	1,607

Turkey - 2.5%
Republic of Turkey
5.75%, 3/22/2024		1,550	1,609
4.25%, 4/14/2026		3,350	3,238
5.13%, 2/17/2028		2,600	2,544
7.63%, 4/26/2029		750	826
5.95%, 1/15/2031		1,350	1,330
4.88%, 4/16/2043		7,587	6,090
Turkiye Ihracat Kredi Bankasi A/S
8.25%, 1/24/2024(b)		340	371

			16,008

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Ukraine - 4.0%
Ukraine Government Bond
7.75%, 9/1/2023(a)		2,800	3,000
8.99%, 2/1/2024(a)		5,700	6,281
7.75%, 9/1/2024(a)		1,450	1,574
15.84%, 2/26/2025(a)	UAH	45,620	1,809
7.75%, 9/1/2025(a)		2,800	3,044
7.75%, 9/1/2027(a)		713	780
6.88%, 5/21/2029(b)		1,385	1,429
7.38%, 9/25/2032(a)		3,150	3,277
7.25%, 3/15/2033(a)		4,850	4,993

			26,187

United Arab Emirates - 0.1%
United Arab Emirates Government Bond
4.00%, 7/28/2050(b)		710	643

Uruguay - 0.2%
Oriental Republic of Uruguay
7.88%, 1/15/2033		900	1,348

Uzbekistan - 0.4%
Republic of Uzbekistan
3.90%, 10/19/2031(b)		2,289	2,282

Venezuela, Bolivarian Republic of - 0.1%
Bolivarian Republic of Venezuela
7.75%, 10/13/2019(a)(e)		91	9
12.75%, 8/23/2022(a)(e)		1,470	147
9.25%, 5/7/2028(a)(e)		2,130	216

			372

Zambia - 0.3%
Republic of Zambia
5.38%, 9/20/2022(a)		650	416
8.97%, 7/30/2027(a)		2,045	1,315

			1,731

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $420,154)			414,018

CORPORATE BONDS - 29.8%
Azerbaijan - 0.6%
State Oil Co. of the Azerbaijan Republic
6.95%, 3/18/2030(a)		2,950	3,651

Bahrain - 0.3%
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024(b)		500	555
8.38%, 11/7/2028(b)		1,100	1,275

			1,830

Belarus - 0.1%
Development Bank of the Republic of Belarus JSC
6.75%, 5/2/2024(b)		870	816

Brazil - 3.7%
Atento Luxco 1 SA
8.00%, 2/10/2026(b)		1,385	1,526
Banco do Estado do Rio Grande do Sul SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.93%), 5.38%, 1/28/2031(b)(f)		1,611	1,636
CSN Resources SA
4.63%, 6/10/2031(b)		1,773	1,833
Gerdau Trade, Inc.
4.88%, 10/24/2027(a)		1,760	1,976
Guara Norte SARL
5.20%, 6/15/2034(b)		990	1,020
GUSAP III LP
4.25%, 1/21/2030(a)		3,000	3,255
Iochpe-Maxion Austria GmbH
5.00%, 5/7/2028(b)		3,092	3,141
Klabin Austria GmbH
5.75%, 4/3/2029(a)		2,700	3,080
Petrobras Global Finance BV
5.50%, 6/10/2051		1,272	1,251
Prumo Participacoes e Investimentos S/A
7.50%, 12/31/2031(b)		409	455
Simpar Europe SA
5.20%, 1/26/2031(b)		1,301	1,328
Suzano Austria GmbH
6.00%, 1/15/2029		2,750	3,266

			23,767

Chile - 2.0%
Celulosa Arauco y Constitucion SA
4.25%, 4/30/2029(b)		5,050	5,506
Empresa de los Ferrocarriles del Estado
3.07%, 8/18/2050(b)		376	329
Empresa de Transporte de Pasajeros Metro SA
5.00%, 1/25/2047(a)		400	497
Empresa Nacional del Petroleo
5.25%, 11/6/2029(b)		2,750	3,109
4.50%, 9/14/2047(a)		400	415
Interchile SA
4.50%, 6/30/2056(b)		2,612	2,778

			12,634

China - 1.7%
Avi Funding Co. Ltd.
3.80%, 9/16/2025(a)		900	994
Chinalco Capital Holdings Ltd.
4.00%, 8/25/2021(a)		1,100	1,100
Country Garden Holdings Co. Ltd.
3.88%, 10/22/2030(a)		1,920	1,825
Huarong Finance 2017 Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%, 1/24/2022(a)(f)(g)(h)		1,250	975
(ICE LIBOR USD 3 Month + 1.85%), 1.98%, 4/27/2022(a)(f)		2,490	2,082
Huarong Finance 2019 Co. Ltd.
3.88%, 11/13/2029(a)		1,920	1,219
Minmetals Bounteous Finance BVI Ltd.
4.20%, 7/27/2026(a)		450	497

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Xiaomi Best Time International Ltd.
4.10%, 7/14/2051(b)	1,992	2,020

		10,712

Colombia - 1.7%
AI Candelaria Spain SLU
7.50%, 12/15/2028(a)	1,750	1,947
Banco Davivienda SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.10%), 6.65%, 4/22/2031(b)(f)(g)(h)	1,437	1,509
Bancolombia SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 4.88%, 10/18/2027(f)	450	453
Ecopetrol SA
6.88%, 4/29/2030	1,900	2,279
5.88%, 5/28/2045	2,840	3,008
Empresas Publicas de Medellin ESP
4.25%, 7/18/2029(b)	1,520	1,490

		10,686

Costa Rica - 0.2%
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(a)	600	603
6.38%, 5/15/2043(a)	500	438

		1,041

Ecuador - 0.0%(d)
Petroamazonas EP
4.63%, 12/6/2021(b)	275	272

Georgia - 0.4%
Georgian Railway JSC
4.00%, 6/17/2028(b)	2,313	2,337

Guatemala - 0.1%
Banco Industrial SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.88%, 1/29/2031(b)(f)	590	612

India - 0.4%
Continuum Energy Levanter Pte. Ltd.
4.50%, 2/9/2027(b)	771	774
India Green Power Holdings
4.00%, 2/22/2027(b)	1,517	1,508

		2,282

Indonesia - 2.0%
Indonesia Asahan Aluminium Persero PT
6.76%, 11/15/2048(a)	3,400	4,411
Pertamina Persero PT
5.63%, 5/20/2043(a)	1,820	2,161
4.70%, 7/30/2049(a)	388	423
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027(a)	600	650
3.88%, 7/17/2029(b)	1,940	2,055
5.25%, 5/15/2047(a)	500	562
4.88%, 7/17/2049(b)	2,510	2,711

		12,973

Israel - 0.5%
Energean Israel Finance Ltd.
4.88%, 3/30/2026(a)	653	668
5.38%, 3/30/2028(a)	664	677
Leviathan Bond Ltd.
6.13%, 6/30/2025(a)	661	719
6.50%, 6/30/2027(a)	717	790
6.75%, 6/30/2030(a)	413	463

		3,317

Kazakhstan - 0.7%
Kazakhstan Temir Zholy Finance BV
6.95%, 7/10/2042(a)	386	534
KazMunayGas National Co. JSC
6.38%, 10/24/2048(a)	1,250	1,641
KazTransGas JSC
4.38%, 9/26/2027(a)	1,200	1,324
Tengizchevroil Finance Co. International Ltd.
3.25%, 8/15/2030(a)	1,300	1,328

		4,827

Malaysia - 0.3%
Gohl Capital Ltd.
4.25%, 1/24/2027(a)	1,860	1,970

Mexico - 7.0%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(a)(f)(g)(h)	1,820	2,055
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 7.76%), 8.38%, 10/14/2030(b)(f)(g)(h)	394	476
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025(a)	500	552
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(a)(f)	500	499
Cemex SAB de CV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026(b)(f)(g)(h)	2,557	2,665
Cometa Energia SA de CV
6.38%, 4/24/2035(a)	973	1,133
Comision Federal de Electricidad

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
3.35%, 2/9/2031(b)		3,569	3,542
4.68%, 2/9/2051(b)		1,878	1,829
FEL Energy VI SARL
5.75%, 12/1/2040(a)		1,880	1,987
Petroleos Mexicanos
(ICE LIBOR USD 3 Month + 3.65%), 3.77%, 3/11/2022(f)		799	804
5.38%, 3/13/2022		1,300	1,325
3.50%, 1/30/2023		500	508
6.49%, 1/23/2027		4,103	4,343
5.35%, 2/12/2028		6,720	6,650
6.75%, 9/21/2047		831	737
7.69%, 1/23/2050		14,952	14,477
6.95%, 1/28/2060		2,209	1,966

			45,548

Morocco - 1.0%
OCP SA
6.88%, 4/25/2044(a)		3,950	4,849
5.13%, 6/23/2051(b)		1,670	1,704

			6,553

Nigeria - 0.3%
IHS Netherlands Holdco BV
8.00%, 9/18/2027(a)		1,810	1,937

Panama - 1.1%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/2048(a)		690	798
AES Panama Generation Holdings SRL
4.38%, 5/31/2030(a)		3,100	3,210
4.38%, 5/31/2030(b)		1,450	1,502
Banco Nacional de Panama
2.50%, 8/11/2030(b)		866	838
Empresa de Transmision Electrica SA
5.13%, 5/2/2049(b)		850	961

			7,309

Paraguay - 0.4%
Bioceanico Sovereign Certificate Ltd.
Zero Coupon, 6/5/2034(b)		3,313	2,496

Peru - 1.1%
Nexa Resources SA
6.50%, 1/18/2028(b)		1,320	1,451
6.50%, 1/18/2028(a)		400	440
Peru LNG Srl
5.38%, 3/22/2030(a)		1,460	1,124
Petroleos del Peru SA
4.75%, 6/19/2032(a)		2,100	2,158
5.63%, 6/19/2047(a)		2,000	2,056

			7,229

Saudi Arabia - 0.9%
Saudi Arabian Oil Co.
3.50%, 4/16/2029(a)		4,200	4,591
3.50%, 11/24/2070(b)		1,357	1,322

			5,913

South Africa - 1.2%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023(a)		3,900	4,058
8.45%, 8/10/2028(a)		835	937
FirstRand Bank Ltd.
(USD Swap Semi 5 Year + 3.56%), 6.25%, 4/23/2028(a)(f)		1,880	1,980
Transnet SOC Ltd.
4.00%, 7/26/2022(a)		600	608

			7,583

Tanzania, United Republic of - 0.1%
HTA Group Ltd.
7.00%, 12/18/2025(b)		746	792

Trinidad and Tobago - 0.1%
Trinidad Petroleum Holdings Ltd.
9.75%, 6/15/2026(b)		800	891

Tunisia - 0.5%
Banque Centrale de Tunisie International Bond
5.63%, 2/17/2024(a)	EUR	3,072	3,120
6.38%, 7/15/2026(a)	EUR	240	241

			3,361

Ukraine - 0.3%
Metinvest BV
7.75%, 10/17/2029(a)		1,730	1,906
State Savings Bank of Ukraine
9.63%, 3/20/2025(a)(c)		240	260

			2,166

United Arab Emirates - 0.9%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/2/2047(a)		850	1,011
EA Partners I BV
6.88%, 9/28/2020(a)(e)		2,751	32
EA Partners II BV
6.75%, 6/1/2021(a)(e)		1,076	11
First Abu Dhabi Bank PJSC
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.14%), 4.50%, 4/5/2026(a)(f)(g)(h)		1,900	2,019
MDGH - GMTN BV
3.70%, 11/7/2049(b)		2,750	3,025

			6,098

United Kingdom - 0.2%
CK Hutchison Capital Securities 17 Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 4.00%, 5/12/2022(a)(f)(g)(h)		1,075	1,092

Venezuela, Bolivarian Republic of - 0.0%(d)
Petroleos de Venezuela SA
8.50%, 10/27/2020(a)(e)		624	149
9.00%, 11/17/2021(a)(e)		1,240	53
12.75%, 2/17/2022(a)(e)		770	33

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
5.38%, 4/12/2027(a)(e)		730	31

			266

TOTAL CORPORATE BONDS (Cost $196,962)			192,961

SUPRANATIONAL - 0.7%
African Export-Import Bank (The)
2.63%, 5/17/2026(b)		2,674	2,722
Banque Ouest Africaine de Developpement
2.75%, 1/22/2033(b)	EUR	1,569	1,960

TOTAL SUPRANATIONAL (Cost $4,617)			4,682

OPTIONS PURCHASED - 0.0%(d)
Put Options Purchased - 0.0%(d)
Australia - 0.0%(d)
Foreign Exchange AUD/USD
8/31/2021 at AUD 0.73, Vanilla, European Style Notional Amount: AUD 43,472 Counterparty: Citibank, NA*(Cost $159)	AUD	43,472	268

SHORT-TERM INVESTMENTS - 3.6%

FOREIGN GOVERNMENT TREASURY BILLS - 0.9%
Egypt Treasury Bills
13.03%, 11/16/2021(i)	EGP	63,500	3,895
13.19%, 2/1/2022(i)	EGP	29,850	1,780

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $5,711)			5,675

Investments		Shares (000)	Value ($000)
INVESTMENT COMPANIES - 2.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(j)(k)(Cost $17,770)		17,762	17,770

TOTAL SHORT-TERM INVESTMENTS (Cost $23,481)			23,445

Total Investments - 98.0% (Cost $645,373)			635,374
Other Assets Less Liabilities - 2.0%			12,940
Net Assets - 100.0%			648,314

Percentages indicated are based on net assets.

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
GMTN	Global medium term note
ICE	Intercontinental Exchange
JSC	Joint Stock Company
KZT	Kazakhstan Tenge
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PJSC	Public Joint Stock Company
PT	Limited liability company
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Defaulted security.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2021.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2021.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	The rate shown is the effective yield as of July 31, 2021.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of July 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	117	09/2021	USD	15,739	324

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro-Bund	(87)	09/2021	EUR	(18,226)	(518)

					(194)

Abbreviations
EUR	Euro
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of July 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,046	EUR	1,724	Royal Bank of Canada	8/16/2021	1
CLP	1,230,025	USD	1,601	BNP Paribas**	8/23/2021	19
CZK	66,269	USD	3,045	Barclays Bank plc	8/23/2021	37
HUF	481,372	USD	1,585	BNP Paribas	8/23/2021	6
ILS	8,076	USD	2,464	BNP Paribas	8/23/2021	35
INR	234,112	USD	3,123	BNP Paribas**	8/23/2021	17
MXN	16,096	USD	805	Barclays Bank plc	8/23/2021	2
MXN	16,401	USD	810	Goldman Sachs International	8/23/2021	12
MXN	195	USD	10	HSBC Bank, NA	8/23/2021	–	(a)
PLN	6,549	USD	1,689	BNP Paribas	8/23/2021	11
RUB	430	USD	6	Citibank, NA**	8/23/2021	–	(a)
RUB	59,430	USD	797	Goldman Sachs International**	8/23/2021	14

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,617	AUD	2,170	BNP Paribas	8/23/2021	25
USD	804	CLP	606,224	Barclays Bank plc**	8/23/2021	6
USD	794	CLP	597,429	BNP Paribas**	8/23/2021	7
USD	792	CLP	597,429	Citibank, NA**	8/23/2021	6
USD	1,598	COP	6,064,806	Citibank, NA**	8/23/2021	35
EUR	5,467	PLN	24,834	TD Bank Financial Group	9/29/2021	45
EUR	2,716	USD	3,216	State Street Corp.	9/29/2021	9
JPY	715,097	USD	6,467	BNP Paribas	9/29/2021	54
JPY	741,967	USD	6,762	Goldman Sachs International	9/29/2021	4
USD	14,286	BRL	73,844	Citibank, NA**	9/29/2021	218
USD	1,009	CLP	723,301	Goldman Sachs International**	9/29/2021	58
USD	184	CZK	3,850	BNP Paribas	9/29/2021	5
USD	17	CZK	359	HSBC Bank, NA	9/29/2021	– (a)
USD	6,569	EUR	5,495	Barclays Bank plc	9/29/2021	43
USD	3,264	EUR	2,741	HSBC Bank, NA	9/29/2021	9
USD	3,252	EUR	2,736	TD Bank Financial Group	9/29/2021	3
USD	766	MXN	15,262	Citibank, NA	9/29/2021	6
USD	8,107	MXN	161,221	Goldman Sachs International	9/29/2021	73
USD	5	PLN	18	Citibank, NA	9/29/2021	– (a)
USD	17	PLN	64	Goldman Sachs International	9/29/2021	– (a)
USD	32	ZAR	439	BNP Paribas	9/29/2021	2
USD	141	ZAR	2,006	Citibank, NA	9/29/2021	5
USD	15,683	ZAR	218,617	HSBC Bank, NA	9/29/2021	872
USD	136	ZAR	1,871	Merrill Lynch International	9/29/2021	9
USD	1,442	ZAR	20,805	State Street Corp.	9/29/2021	32

Total unrealized appreciation						1,680

EUR	1,444	USD	1,714	Standard Chartered Bank	8/16/2021	(1)
USD	39,644	EUR	33,531	Merrill Lynch International	8/16/2021	(142)
USD	1,782	EUR	1,507	Standard Chartered Bank	8/16/2021	(7)
USD	528	EUR	447	State Street Corp.	8/16/2021	(2)
BRL	12,194	USD	2,380	Goldman Sachs International**	8/23/2021	(45)
CLP	1,801,081	USD	2,417	BNP Paribas**	8/23/2021	(45)
COP	3,112,901	USD	806	BNP Paribas**	8/23/2021	(4)
COP	3,134,681	USD	810	Citibank, NA**	8/23/2021	(3)
KRW	3,835,977	USD	3,335	BNP Paribas**	8/23/2021	(10)
USD	797	BRL	4,199	Goldman Sachs International**	8/23/2021	(7)
USD	3,186	CNY	20,684	BNP Paribas**	8/23/2021	(9)
USD	47	COP	182,776	BNP Paribas**	8/23/2021	– (a)
USD	6,256	EUR	5,298	Barclays Bank plc	8/23/2021	(32)
USD	3,269	IDR	47,664,296	Goldman Sachs International**	8/23/2021	(26)
USD	808	ILS	2,626	Goldman Sachs International	8/23/2021	(4)
USD	1,622	ILS	5,354	HSBC Bank, NA	8/23/2021	(34)
USD	2,425	MXN	48,930	Citibank, NA	8/23/2021	(26)
USD	810	RUB	59,860	Barclays Bank plc**	8/23/2021	(6)
CLP	723,301	USD	956	BNP Paribas**	9/29/2021	(4)
CZK	109,325	USD	5,207	Goldman Sachs International	9/29/2021	(126)
EUR	6,872	USD	8,349	Royal Bank of Canada	9/29/2021	(188)
IDR	71,952,582	USD	4,986	Standard Chartered Bank**	9/29/2021	(36)
KRW	9,262,659	USD	8,277	Citibank, NA**	9/29/2021	(251)
MXN	104,937	USD	5,238	Goldman Sachs International	9/29/2021	(8)
MXN	67,082	USD	3,350	State Street Corp.	9/29/2021	(7)
PLN	24,981	USD	6,715	Goldman Sachs International	9/29/2021	(230)
USD	6,659	JPY	736,450	Goldman Sachs International	9/29/2021	(57)
USD	6,570	JPY	720,615	State Street Corp.	9/29/2021	(2)
USD	7,378	MXN	148,412	BNP Paribas	9/29/2021	(19)
USD	3,291	MXN	66,762	Goldman Sachs International	9/29/2021	(36)
USD	11	PLN	41	Goldman Sachs International	9/29/2021	– (a)
USD	6	PLN	25	State Street Corp.	9/29/2021	– (a)

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ZAR	5,083	USD	352	Citibank, NA	9/29/2021	(7)
ZAR	2,910	USD	203	HSBC Bank, NA	9/29/2021	(6)
ZAR	1,749	USD	127	Merrill Lynch International	9/29/2021	(9)
ZAR	141,883	USD	9,862	Standard Chartered Bank	9/29/2021	(249)
ZAR	3,199	USD	220	State Street Corp.	9/29/2021	(3)

Total unrealized depreciation						(1,641)

Net unrealized appreciation						39

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of July 31, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.35-V1	1.00	Quarterly	6/20/2026	1.64	USD 6,211	167	11	178
CDX.NA.EM.35-V1	1.00	Quarterly	6/20/2026	1.64	USD 14,789	403	20	423

						570	31	601

(a)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(b)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(d)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2021 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
1 day IBR quarterly	3.33 quarterly	Receive	2/17/2026	COP 4,500,000	–	69
1 day IBR quarterly	3.42 quarterly	Receive	2/18/2026	COP 13,939,726	–	197
1 day CDI at maturity	8.27 at maturity	Receive	1/4/2027	BRL 41,409	–	151

					–	417

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
3 month LIBOR quarterly	1.13 semi-annually	Receive	3/30/2026	USD 89,600	–	(1,034)
6 month WIBOR semi-annually	1.77 annually	Receive	7/6/2031	PLN 5,103	–	(9)
6 month WIBOR semi-annually	1.91 annually	Receive	6/9/2031	PLN 11,000	–	(60)

					–	(1,103)

					–	(686)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of Interbank Deposits
CDX	Credit Default Swap Index
COP	Colombian Peso
IBR	Indicador Bancario de Referencia
LIBOR	London Interbank Offered Rate
PLN	Polish Zloty
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate

(a)	Value of floating rate index at July 31, 2021 was as follows:

Floating Rate Index	Value
1 Day CDI	1.30%
1 Day IBR	1.74
3 Month LIBOR	0.12
6 Month WIBOR	0.25

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$–	$192,961	$–	$192,961
Foreign Government Securities	–	411,812	2,206	414,018
Options Purchased
Put Options Purchased	–	268	–	268
Supranational	–	4,682	–	4,682
Short-Term Investments
Foreign Government Treasury Bills	–	5,675	–	5,675
Investment Companies	17,770	–	–	17,770

Total Short-Term Investments	17,770	5,675	–	23,445

Total Investments in Securities	$17,770	$615,398	$2,206	$635,374

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$–	$1,680	$–	$1,680
Futures Contracts	324	–	–	324
Swaps	–	448	–	448
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	–	(1,641)	–	(1,641)
Futures Contracts	(518)	–	–	(518)
Swaps	–	(1,103)	–	(1,103)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(194)	$(616)	$–	$(810)

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$12,250	$594,787	$589,284	$17	$—	$17,770	17,762	$10	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.

C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for OTC options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.